Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENT

8. SUBSEQUENT EVENTS

On April 9, 2019, the maturity date of a promissory note held by Lyle Hauser (the Company's largest stockholder) originally due on February 29, 2019 was extended to June 30, 2019.

On April 9, 2019, the maturity date of a $17,780 promissory note held by Vantage (owned by Lyle Hauser) that was in default, was extended to June 30, 2019.

On April 9, 2019, the maturity date of a $100,000 promissory note held by Vantage that was in default was extended to June 30, 2019.

On April 12, 2019, the Company entered into and closed a subscription agreement with Vantage pursuant to which the Company sold to Vantage 10,000 shares of common stock for a purchase price of $50,000.

On April 12, 2019, the Company entered into an exchange agreement with Vantage pursuant to which Vantage exchanged a portion of an outstanding promissory note of the Company held by Vantage, in the amount of $50,000, for 10,000 newly issued shares of common stock of the Company

On April 24, 2019, the Company entered into a subscription agreement with Advantage Life and Annuity Company, for the benefit of ALIP 1704-1138 SP ("Advantage Life"), pursuant to which Advantage Life purchased from the Company 200,000 shares of the Company's common stock for an aggregate purchase price of $1,000,000. The closing of the sale of the shares under the subscription agreement occurred on April 30, 2019. Advantage Life is an existing shareholder of the Company. Brian Dorr and David Dorr, who are principal shareholders of the Company, are the owners and managing directors of Dorr Asset Management SEZC, which is the investment advisor to Advantage Life.

On May 3, 2019, the Company issued 20,000 shares of common stock valued at $100,000 ($5.00 per share) fair market value, pursuant to an investor relations agreement, and agreed to pay $2,500 per months for a variety of services, including investor and public relations assessment, marketing surveys, investor support, and strategic business planning. The agreement is for six months and may renew for an additional 6 months on the same terms unless either party notifies the other prior to the renewal date.

On May 31, 2019, the Company entered into amendment no. 1 to the Company's employment agreement with J. Mark Goode, the Company's chief executive officer and director. Pursuant to the amendment, the Company's obligation to issue additional shares of common stock as compensation to Mr. Goode was amended, such that, the Company issued to Mr. Goode and his designee 750,000 shares of common stock upon execution of the amendment, and the Company will have no further obligation to issue to Mr. Goode shares under the employment agreement. Mr. Goode will be required to return such 750,000 shares to the Company as follows:

●	Mr. Goode will return 500,000 of such shares to the Company if he is not serving as chief executive officer of the Company pursuant to the employment agreement as of May 17, 2020 (the second anniversary of the agreement); and

●	Mr. Goode will return 250,000 of such shares to the Company if he is not serving as chief executive officer of the Company pursuant to the employment agreement as of May 17, 2021 (the third anniversary of the agreement).

On June 5, 2019, the Company entered into and closed a subscription agreement with an accredited investor pursuant to which the Company issued and sold to the investor 50,000 shares of common stock for a purchase price of $250,000

On July 3, 2019, the Company entered into an amendment to promissory notes held by Lyle Hauser, consisting of (i) a promissory note, dated on or about January 14, 2019, in the original principal amount of $70,384.32, as amended by amendment No. 1 thereto, dated April 9, 2019, and (ii) an original issue discount promissory note, dated on or about February 28, 2019, in the original principal amount of $110,000, as amended by amendment No. 1 thereto, dated April 9, 2019. The amendment extended the maturity dates of the notes from June 30, 2019 to September 30, 2019. Mr. Hauser is the Company's largest stockholder.

On July 3, 2019, the Company entered into an amendment to promissory notes held by The Vantage Group, Ltd. ("Vantage") consisting of (i) a promissory note, dated on or about January 14, 2019, in the original principal amount of $17,780.25, as amended by amendment No. 1 thereto, dated April 9, 2019, and (ii) a promissory note, issued on or about July 15, 2016, in the original principal amount of $100,000, as amended by amendment No. 1 thereto, dated April 9, 2019. The amendment extended the maturity dates of the notes from June 30, 2019 to September 30, 2019. Vantage is owned by Mr. Hauser.

11. SUBSEQUENT EVENTS

On January 14, 2019, the Company entered into an exchange agreement with Lyle Hauser. Pursuant to the exchange agreement, Mr. Hauser exchanged an outstanding convertible promissory note of the Company in the aggregate amount of $70,384 (including accrued interest) held by Mr. Hauser for a new non-convertible promissory note of the Company in the principal amount of $70,384. The new note had an original maturity date of March 31, 2019, which was extended to June 30, 2019, and bears interest at the rate of 7% per year, due upon maturity. Mr. Hauser is the Company's largest stockholder.

On January 14, 2019 the Company entered into an exchange agreement with Vantage. Pursuant to the exchange agreement, Vantage exchanged the remaining amount due on a convertible promissory note of the Company, equal to $17,780 (including accrued interest) held by Vantage for a new non-convertible promissory note of the Company in the principal amount of $17,780. The new note had an original maturity date of March 31, 2019, which was extended to June 30, 2019, and bears interest at the rate of 7% per year, due upon maturity. Vantage is owned by Lyle Hauser.

On January 21, 2019 the Company entered into a subscription agreement with an investor pursuant to which the Company sold 5,000 shares of the Company's common stock, for an aggregate purchase price equal to $25,000.

On February 28, 2019, the Company executed a $110,000 related party promissory note with an original issue discount of $10,000. The note has a 0% interest rate and had an original maturity date of March 31, 2019, which has been extended to June 30, 2019. Following the maturity date, the note bears a 9% annual interest rate until paid in full.

On March 6, 2019 the Company entered into a subscription agreement with an investor pursuant to which the Company sold 5,000 shares of the Company common stock for an aggregate purchase price equal to $25,000.